INITIAL PUBLIC OFFERING	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Initial Public Offering Abstract
INITIAL PUBLIC OFFERING
NOTE 3–INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold
6,000,000
 Units at a price of $
10.00
 per Unit. On February 17, 2023, the underwriters exercised their over-allotment option to purchase an additional
900,000
 Units. Each Unit consists of
one
 share of common stock,
one
 redeemable warrant entitling the holder thereof to purchase one
 share of Common Stock at a price of $
11.50
 per share, subject to adjustme
nt,
and
one
 right which entitles the holder thereof to
receive one-tenth (1/10)
of a share of common stock (see Note 6). Each warrant will become exercisable
30
 days after the consummation of an initial business combination, and will expire five years
 after the completion of an initial business combination, or earlier upon redemption or liquidation. Each right entitles the holder thereof to receive one-tenth (1/10)
of a share of common stock upon the consummation of an initial business combination, as described in more detail below. Each ten
 rights entitle the holder thereof to receive one share of common sto
ck at the closing of a business combination.

NOTE 3–INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold
6,000,000
 Units at a price of $
10.00
 per Unit. On February 17, 2023, the underwriters exercised their over-allotment option to purchase an additional
900,000
 Units. Each Unit consists of
one
 share of common stock,
one
 redeemable warrant entitling the holder thereof
to
purchase
one
 share of Common Stock at a price of $
11.50
 per share, subject to adjustment, and
one
 right which entitles the holder thereof to receive
one-tenth
(1/10) of a share of common stock (see Note 6). Each warrant will become exercisable
30
 days after the consummation of an initial business combination, and will expire five years
 after the completion of an initial bus
in
ess combination, or earli
er
upon redemption or liquidation. Each right entitles the holder thereof to receive one-tenth
(1/10) of a share of common stock upon the consummation of an initial business combination, as described in more detail below. Each ten
 rig
ht
s entitle the holder thereof to receive one share of common stock at the closing of a business combination.